Shareholder Report, Average Annual Return (Details) 355739_Hotchkis - Wiley International Value Fund_Class I_TSR Annual {Class I}	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	26.26%	14.94%	11.51%
MSCI World Index (Net) USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net) USD
Average Annual Return, Percent	21.34%	11.47%	13.14%
MSCI World ex-USA Index (Net) USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex-USA Index (Net) USD
Average Annual Return, Percent	20.99%	9.32%	9.84%